Related Party Transactions (Details) - Schedule of Amount due to Related Parties - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of amount due to related parties [Abstract]
Due to related parties	$ 421,168	$ 5,203,762
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties		2,910,088
Feng Zhou [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties	421,168	1,823,679
Jiangsu Sutaitang Online Commercial Co., Ltd. [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties		320,202
Xiaodong Pan [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties		73,110
Zhijun Xiao [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties		62,658
Jun Zheng [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties		$ 14,025